Goodwill and other intangible assets	12 Months Ended
Oct. 31, 2023
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Goodwill and other intangible assets

Note 11 Goodwill and other intangible assets
Goodwill

	For the year ended October 31, 2023

(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Investor Services	Insurance	Capital Markets	Total
Balance at beginning of period	$2,574	$1,759	$589	$1,928	$3,027	$1,042	$59	$112	$1,187	$12,277
Acquisitions	70	–	–	–	–	–	–	–	–	70
Dispositions	–	–	–	–	–	–	(30)	–	–	(30)
Currency translations	–	32	4	88	53	82	–	–	18	277
Balance at end of period	$2,644	$1,791	$593	$2,016	$3,080	$1,124	$29	$112	$1,205	$12,594

	For the year ended October 31, 2022

(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Investor Services (1)	Insurance	Capital Markets (1)	Total
Balance at beginning of period	$2,557	$1,600	$577	$1,964	$2,768	$115	$60	$112	$1,101	$10,854
Acquisitions	17	–	–	33	–	880	–	–	–	930
Dispositions	–	–	–	–	(19)	–	–	–	–	(19)
Currency translations	–	159	12	(69)	278	47	(1)	–	86	512
Balance at end of period	$2,574	$1,759	$589	$1,928	$3,027	$1,042	$59	$112	$1,187	$12,277

(1)	Amounts have been revised from those previously presented to conform to our new basis of segment presentation. Refer to Note 27 for further details of our business segments.
We perform our annual impairment test by comparing the carrying amount of each CGU to its recoverable amount. The recoverable amount of a CGU is represented by its VIU, except in circumstances where the carrying amount of a CGU exceeds its VIU. In such cases, the greater of the CGU’s FVLCD and its VIU is the recoverable amount. Our annual impairment test is performed as at August 1.
In our 2023 annual impairment tests, the recoverable amount of our Caribbean Banking CGU was based on its FVLCD and the recoverable amounts of all other CGUs tested were based on their VIU. In our 2022 annual impairment tests, the recoverable amounts of the Caribbean Banking CGU and International Wealth Management CGU were based on their FVLCD and the recoverable amounts of all other CGUs tested were based on their VIU.
Value in use
We calculate VIU using a five-year discounted cash flow method, with the exception of our International Wealth Management CGU where cash flow projections covering a seven-year period were used, which more closely aligns with the strategic growth plan resulting from the acquisition of RBC Brewin Dolphin. Future cash flows are based on financial plans agreed by management, estimated based on forecast results, business initiatives, capital required to support future cash flows and returns to shareholders. Key drivers of future cash flows include net interest margins and average interest-earning assets. The values assigned to these drivers over the forecast period are based on past experience, external and internal economic forecasts, and management’s expectations of the impact of economic conditions on our financial results. Beyond the initial cash flow projection period, cash flows are assumed to increase at a constant rate using a nominal long-term growth rate (terminal growth rate). Terminal growth rates are based on the long-term steady state growth expectations in the countries within which the CGU operates. The discount rates used to determine the present value of each CGU’s projected future cash flows are based on the bank-wide cost of capital, adjusted for the risks to which each CGU is exposed.
CGU-specific
risks include: country risk, business/operational risk, geographic risk (including political risk, devaluation risk, and government regulation), currency risk, and price risk (including product pricing risk and inflation).
The estimation of VIU involves significant judgment in the determination of inputs to the discounted cash flow model and is most sensitive to changes in future cash flows, discount rates and terminal growth rates applied to cash flows beyond the forecast period. The sensitivity of the VIU to key inputs and assumptions used was tested by recalculating the recoverable amount using reasonably possible changes to those parameters. As at August 1, 2023, no reasonably possible change in an individual key input or assumption, as described, would result in a CGU’s carrying amount exceeding its recoverable amount based on VIU.

The terminal growth rates and
pre-tax
discount rates used in our discounted cash flow models are summarized below.

	As at
	August 1, 2023		August 1, 2022

	Discount rate (1)	Terminal growth rate	Discount rate (1)	Terminal growth rate
Group of cash generating units
Canadian Banking	11.7%	3.0%	11.0%	3.0%
Caribbean Banking	12.9	3.5	12.6	3.5
Canadian Wealth Management	12.5	3.0	11.8	3.0
Global Asset Management	12.5	3.0	11.8	3.0
U.S. Wealth Management (including City National)	12.5	3.0	12.8	3.0
International Wealth Management (2)	12.5	3.0	n.m.	n.m.
Investor Services	12.4	3.0	11.8	3.0
Insurance	12.4	3.0	11.6	3.0
Capital Markets	12.7	3.0	12.4	3.0

(1)	Pre-tax discount rates are determined implicitly based on post-tax discount rates.
(2)	The recoverable amount for our International Wealth Management CGU was determined using a multiples-based approach in 2022.
n.m.	not meaningful
Fair value less costs of disposal – Caribbean Banking
As at August 1, 2023, the recoverable amount of our Caribbean Banking CGU, based on FVLCD, was 109% of its carrying amount (August 1, 2022 – 109%). We calculated FVLCD using a discounted cash flow method that projects future cash flows over a
5-year
period. Cash flows are based on management forecasts, adjusted to approximate the considerations of a prospective third-party buyer. Cash flows beyond the initial
5-year
period are assumed to increase at a constant rate using a nominal long-term growth rate. Future cash flows, terminal growth rates, and discount rates are based on the same factors noted above. The forecast future cash flows were discounted using a pre-tax
rate of 12.9% (August 1, 2022 – 12.6%), reflecting a higher interest rate environment. This fair value measurement is categorized as level 3 in the fair value hierarchy as certain significant inputs are not observable. We use significant judgment to determine inputs to the discounted cash flow model, which is most sensitive to changes in future cash flows, discount rates and terminal growth rates.
We considered reasonably possible alternative scenarios, including market comparable transactions, which yielded valuations ranging from an immaterial deficit to an immaterial surplus. The sensitivity of the FVLCD to key inputs and assumptions was tested by recalculating the recoverable amount using reasonably possible changes to those parameters. A 50 bps change in the terminal growth rate would increase and decrease the recoverable amount by $235 million and $209 million, respectively. A 50 bps increase in the discount rate would decrease the recoverable amount by $278 million. A reduction in the forecasted cash flows of 10% per annum would reduce the recoverable amount by $485 million. If future cash flows were reduced by 8%, the recoverable amount would approximate the carrying amount. Changes in these assumptions have been applied holding other individual factors constant. However, changes in one factor may be magnified or offset by related changes in other assumptions as impacts to the recoverable amount are highly interdependent and changes in assumptions may not have a linear effect on the recoverable amount of the CGU. In aggregate, the range of reasonably possible outcomes would not materially affect the recoverable amount of the CGU.
Other intangible assets

	For the year ended October 31, 2023

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$5,076	$908	$1,630	$2,472	$1,535	$11,621
Additions	81	179	–	–	1,134	1,394
Acquisition through business combination	–	31	–	–	–	31
Transfers	1,067	78	–	–	(1,145)	–
Dispositions	(509)	(145)	–	(160)	8	(806)
Impairment losses	(73)	–	–	(9)	(5)	(87)
Currency translations	68	17	28	144	38	295
Other changes	(115)	29	–	9	(33)	(110)
Balance at end of period	$5,595	$1,097	$1,658	$2,456	$1,532	$12,338
Accumulated amortization
Balance at beginning of period	$(3,031)	$(612)	$(1,146)	$(749)	$–	$(5,538)
Amortization charge for the year	(1,009)	(146)	(160)	(172)	–	(1,487)
Dispositions	506	157	–	114	–	777
Impairment losses	(19)	–	–	–	–	(19)
Currency translations	(37)	(13)	(24)	(33)	–	(107)
Other changes	(7)	(44)	–	(6)	–	(57)
Balance at end of period	$(3,597)	$(658)	$(1,330)	$(846)	$–	$(6,431)
Net balance at end of period	$1,998	$439	$328	$1,610	$1,532	$5,907

	For the year ended October 31, 2022

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$4,886	$894	$1,474	$1,414	$1,236	$9,904
Additions	25	16	–	–	1,256	1,297
Acquisition through business combination	–	14	–	1,292	148	1,454
Transfers	1,121	76	–	–	(1,197)	–
Dispositions	(960)	(111)	–	(329)	(5)	(1,405)
Impairment losses	(16)	–	–	–	(11)	(27)
Currency translations	71	48	149	113	30	411
Other changes	(51)	(29)	7	(18)	78	(13)
Balance at end of period	$5,076	$908	$1,630	$2,472	$1,535	$11,621
Accumulated amortization
Balance at beginning of period	$(2,979)	$(572)	$(885)	$(997)	$–	$(5,433)
Amortization charge for the year	(976)	(137)	(153)	(103)	–	(1,369)
Dispositions	959	109	–	315	–	1,383
Impairment losses	9	–	–	–	–	9
Currency translations	(36)	(31)	(98)	13	–	(152)
Other changes	(8)	19	(10)	23	–	24
Balance at end of period	$(3,031)	$(612)	$(1,146)	$(749)	$–	$(5,538)
Net balance at end of period	$2,045	$296	$484	$1,723	$1,535	$6,083